Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jul. 02, 2018	Mar. 14, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net income (loss)		$ 2,336	$ 1,858	$ 1,844						$ 8,302
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock based compensation		140								497
Bad debt expense										422
Depreciation and amortization of property and equipment		1,058								5,286
Amortization of intangible assets		154								744
Amortization of debt discount		136								371
Loss/(gain) on sale of property and equipment		(1)								(98)
Deferred income taxes		630								(1,030)
Changes in operating assets and liabilities:
Receivables		5,143								(6,647)
Inventories		1,435								9,823
Prepaid expenses and other		44								1,179
Income tax receivable/payable		(3,573)								2,863
Other assets		18								176
Accounts payable, accrued expenses and other current liabilities		2,463								2,168
Total Adjustments		7,647								15,754
Net Cash Provided By (Used in) Operating Activities		9,983								24,056
Cash Flows From Investing Activities
Cash paid for acquisitions
Cash acquired in the purchase of Lazy Days' R.V. Center, Inc.
Proceeds from sales of property and equipment										249
Purchases of property and equipment		(694)								(2,584)
Net Cash Used In Investing Activities		(694)								(2,335)
Cash Flows From Financing Activities
Net (repayments)/borrowings under M&T bank floor plan
Repayment of Bank of America floor plan
Net repayments under floor plan with Bank of America		(12,272)								9,208
Repayments of line of credit										(3,000)
Repayments under long term debt with Bank of America		(310)								(1,858)
Borrowings under long term debt with M&T bank
Repayment of long term debt with M&T bank
Net proceeds from the issuance of Series A preferred stock and warrants
Net proceeds from the issuance of common stock and warrants
Proceeds from financing liability
Repayments of financing liability		(144)								(465)
Payment of dividends on Series A preferred stock
Dividend payments	$ (1,425)									(15,000)
Repurchase of Unit Purchase Options
Repayments of notes payable to Andina related parties
Repayments of acquisition notes payable
Payment of contingent liability - RV America acquisition		(667)								(1,333)
Loan issuance costs										(139)
Net Cash (Used In) Provided by Financing Activities		(13,393)								(12,587)
Net Increase (Decrease) In Cash		(4,104)								9,134
Cash - Beginning		13,292				$ 9,188		$ 9,188	$ 13,292	4,158
Cash - Ending		9,188								13,292
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest		2,182								8,332
Cash paid during the period for income taxes net of refunds received		3,587								3,325
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net		89								74
Conversion of Andina redeemable common stock to common stock of Lazydays Holdings, Inc.
Rental equipment purchased under floor plan		2,911
Fixed assets purchased with accounts payable
Conversion of preferred stock into common stock										2
Accrued dividends on Series A Preferred Stock
Beneficial conversion feature on Series A Preferred Stock
Warrants issued to Series A Preferred stockholders and investment bank
Common stock issued to former stock holders of Lazy Days' R.V. Center, Inc.
Note payable incurred in acquisitions
Net assets acquired in dealership acquisitions
Net assets acquired in the acquisition of Lazy Days' R.V. Center, Inc.
Successor [Member]
Cash Flows From Operating Activities
Net income (loss)			1,858		$ 1,842	2,533	$ 3,702	(2,620)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock based compensation			1,112		2,644	3,129	2,626	8,618
Bad debt expense						152	148	816
Depreciation and amortization of property and equipment						2,166	3,428	5,583
Amortization of intangible assets						926	1,907	2,621
Amortization of debt discount						449	175	377
Loss/(gain) on sale of property and equipment					(10)	(10)	2	(1)
Deferred income taxes								(1,774)
Changes in operating assets and liabilities:
Receivables						(7,970)	(3,295)	(2,686)
Inventories						9,154	49,049	(18,896)
Prepaid expenses and other						(638)	(90)	(479)
Income tax receivable/payable						(1,151)	2,399	(593)
Other assets						(74)	103	(157)
Accounts payable, accrued expenses and other current liabilities						(5,490)	(1,107)	(6,135)
Total Adjustments						643	55,345	(12,706)
Net Cash Provided By (Used in) Operating Activities						3,176	59,047	(15,326)
Cash Flows From Investing Activities
Cash paid for acquisitions						(86,178)		(101,478)
Cash acquired in the purchase of Lazy Days' R.V. Center, Inc.						9,188		9,188
Proceeds from sales of property and equipment						35	20	41
Purchases of property and equipment						(568)	(5,919)	(3,627)
Net Cash Used In Investing Activities						(77,523)	(5,899)	(95,876)
Cash Flows From Financing Activities
Net (repayments)/borrowings under M&T bank floor plan						96,677	(48,893)	123,619
Repayment of Bank of America floor plan						(96,740)		(96,740)
Net repayments under floor plan with Bank of America
Repayments of line of credit
Repayments under long term debt with Bank of America						(8,820)		(8,820)
Borrowings under long term debt with M&T bank						20,000		20,000
Repayment of long term debt with M&T bank						(725)	(1,450)	(2,176)
Net proceeds from the issuance of Series A preferred stock and warrants						57,650		57,650
Net proceeds from the issuance of common stock and warrants						32,719		32,719
Proceeds from financing liability							3,476	5,584
Repayments of financing liability						(140)	(341)	(430)
Payment of dividends on Series A preferred stock							(1,210)	(2,635)
Dividend payments
Repurchase of Unit Purchase Options							(500)
Repayments of notes payable to Andina related parties						(761)		(761)
Repayments of acquisition notes payable							(681)	(183)
Payment of contingent liability - RV America acquisition
Loan issuance costs						(615)		(693)
Net Cash (Used In) Provided by Financing Activities						99,245	(49,599)	127,134
Net Increase (Decrease) In Cash						24,898	3,549	15,932
Cash - Beginning	$ 35,569			$ 26,603		10,671	26,603	10,671
Cash - Ending		$ 10,671	$ 30,152		$ 35,569	35,569	30,152	26,603	$ 26,603
Supplemental Disclosures of Cash Flow Information:
Cash paid during the period for interest						2,484	5,488	7,541
Cash paid during the period for income taxes net of refunds received						2,776	886	4,706
Non-Cash Investing and Financing Activities
Rental vehicles transferred to inventory, net						67	218	598
Conversion of Andina redeemable common stock to common stock of Lazydays Holdings, Inc.						4,910		4,910
Rental equipment purchased under floor plan
Fixed assets purchased with accounts payable								818
Conversion of preferred stock into common stock
Accrued dividends on Series A Preferred Stock						1,425	2,709	1,210
Beneficial conversion feature on Series A Preferred Stock						3,392		3,392
Warrants issued to Series A Preferred stockholders and investment bank						2,660		2,666
Common stock issued to former stock holders of Lazy Days' R.V. Center, Inc.						29,400		29,400
Note payable incurred in acquisitions								5,820
Net assets acquired in dealership acquisitions								21,034
Net assets acquired in the acquisition of Lazy Days' R.V. Center, Inc.						$ 106,391		$ 106,391